Income Taxes - Summary of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits - beginning	$ 10,153	$ 6,884	$ 4,445
Gross decreases - prior period tax position	(3,620)
Gross increases - current period tax position	2,869	3,269	2,439
Unrecognized tax benefits - ending	$ 9,402	$ 10,153	$ 6,884